Impact on Regulatory Capital, RWA, and Leverage Exposure 1 Fully loaded (Detail) - Fully loaded [Member] € in Millions	Dec. 31, 2017 EUR (€)
Total shareholders equity [Member]
Impact on Regulatory Capital, RWA, and Leverage Exposure 1 [Line Items]
Balance, beginning of period	€ 63,174
IFRS 9 changes from	(870)
Classification and Measurement	(193)
Impairments	(677)
Tax effects from	199
Classification and Measurement	65
Impairments	134
IFRS 9 impact net of tax	(671)
Balance, end of period	62,503	[1]
Common EquityTier 1 capital fully loaded [Member]
Impact on Regulatory Capital, RWA, and Leverage Exposure 1 [Line Items]
Balance, beginning of period	48,300
IFRS 9 changes from	(870)
Classification and Measurement	(193)
Impairments	(677)
Tax effects from	199
Classification and Measurement	65
Impairments	134
IFRS 9 impact net of tax	(671)
Negative amounts from the calculation of expected loss amounts	278
Balance, end of period	47,907	[1]
Tier 1 Capital fully loaded [Member]
Impact on Regulatory Capital, RWA, and Leverage Exposure 1 [Line Items]
Balance, beginning of period	52,921
IFRS 9 changes from	(870)
Classification and Measurement	(193)
Impairments	(677)
Tax effects from	199
Classification and Measurement	65
Impairments	134
IFRS 9 impact net of tax	(671)
Negative amounts from the calculation of expected loss amounts	278
Balance, end of period	€ 52,528	[1]

[1]	Pro forma.